Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 8

dated March 6, 2013 to the

Intelligent Life® VUL Prospectus

dated May 1, 2012, as supplemented August 2, 2012, October 10, 2012, October 16, 2012,

November 16, 2012, December 5, 2012, and December 19, 2012

Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2012, as supplemented August 2, 2012, October 10, 2012, October 16, 2012,

November 16, 2012, December 5, 2012, and December 19, 2012

Intelligent Variable Annuity® Prospectus

dated May 1, 2012, as supplemented August 2, 2012, August 24, 2012, October 10, 2012,

October 16, 2012, November 16, 2012, December 5, 2012, and December 19, 2012

M Intelligent VUL Prospectus

dated May 1, 2012 as supplemented July 25, 2012, December 19, 2012, and January 23, 2012

M Intelligent Survivorship VUL Prospectus

dated November 1, 2012 as supplemented December 19, 2012 and January 23, 2012

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

DFA VA Global Bond Portfolio

DFA VA US Targeted Value Portfolio

The DFA VA Global Bond and DFA VA US Targeted Value portfolios changed their annual portfolio operating expenses effective 2/28/2013 in the following prospectuses:

Intelligent Life VUL & Intelligent Life Survivorship VUL

Intelligent Variable Annuity

M Intelligent VUL

M Intelligent Survivorship VUL

Portfolio	Management Fees	Distribution (12b-1) or Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
DFA VA Global Bond Portfolio	0.24%	0.00%	0.05%	0.00%	0.29%	0.00%	0.29%
DFA VA US Targeted Value Portfolio	0.35%	0.00%	0.06%	0.00%	0.42%	0.00%	0.41%

For more information about these changes and about the portfolios in general, refer to the DFA Investment Dimensions Group Inc. prospectus.

A13973 (03/13)